Cover	Feb. 27, 2024
Document Information Line Items
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 27, 2024
Entity File Number	001-38730
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	98-1448883
Entity Address Address Line 1	Forge
Entity Address Address Line 2	43 Church Street West
Entity Address City Or Town	Surrey
Entity Address Postal Zip Code	GU21 6HT
City Area Code	1483
Local Phone Number	242200
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 3	Woking
Entity Address Country	GB
Country Region	44
Other Address [Member]
Document Information Line Items
Entity Address Address Line 1	10 Riverview Dr
Entity Address City Or Town	Danbury
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06810
Entity Address Country	US